Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Financial Instruments [Line Items]
Schedule of Aging of Trade Receivable Balances and Allowance for Doubtful Accounts

The aging of trade receivable balances and the allowance for doubtful accounts as at March 31, 2019 and 2018 were as follows:

	March 31,	March 31,
	2019	2018

Current	$3,872,893	$3,908,804
Past due 0-30 days	792,910	950,417
Past due 31-120 days	27,885	66,546
Past due over 121 days	812,770	606,829
Trade receivables	5,506,458	5,532,596

Less expected credit loss	(616,846)	(605,964)
	$4,889,612	$4,926,632

Schedule of Movement in Expected Credit Loss in Respect of Trade Receivables

The movement in expected credit loss in respect of trade receivables was as follows:

	March 31,	March 31,
	2019	2018

Balance, beginning of year	$605,964	$623,856
Bad debt expenses	5,952	—
Foreign exchange loss (gain)	4,930	(17,892)
Balance, end of year	$616,846	$605,964

Schedule of Contractual Maturities of Financial Liabilities

The following are the contractual maturities of financial liabilities as at March 31, 2019 and 2018:

					March 31,
					2019
Required payments per year	Carrying	Contractual	Less than	1 to	More than
(in thousands of dollars)	amount	cash flows	1 year	5 years	5 years

Trade and other payables and long-term payables	$9,374	$9,374	$8,519	$855	$–
Loans and borrowings *	3,467	3,578	3,578	–	–
	$12,841	$12,952	$12,097	$855	$–

*	Includes interest payments to be made at the contractual rate.

					March 31,
					2018
Required payments per year	Carrying	Contractual	Less than	1 to	More than
(in thousands of dollars)	amount	cash flows	1 year	5 years	5 years

Trade and other payables and long-term payable	$6,998	$6,998	$6,748	$250	$–
Loans and borrowings *	4,661	4,818	4,818	–	–
	$11,659	$11,816	$11,566	$250	$–

*	Includes interest payments to be made at the contractual rate.

Foreign Exchange Rate Risk
Disclosure Of Financial Instruments [Line Items]
Schedule of Effect of Changes in Foreign Exchange Currency

The following table provides an indication of the Corporation’s significant foreign exchange currency exposures as stated in Canadian dollars at the following dates:

		March 31,	March 31,
		2019	2018
	EURO	US$	US$

Cash and cash equivalents	$9,736	$623,698	$1,120,711
Trade and other receivables	—	2,853,473	3,125,286
Trade and other payables	(263,231)	(1,303,107)	(1,338,182)
Long-term payables	—	(111,686)	(483,549)
	$(253,495)	$2,062,378	$2,424,266

The following exchange rates are those applicable for the years ended March 31, 2019 and 2018:

		March 31,		March 31,
		2019		2018
	Average	Reporting	Average	Reporting

US$ per CAD	1.3122	1.3349	1.2834	1.2900
EURO per CAD	1.5192	1.4975	1.5008	1.5898
GBP per CAD	—	—	1.7022	1.8079

Based on the Corporation’s foreign currency exposures noted above, varying the above foreign exchange rate to reflect a 5% strengthening of the US dollar would have increased (decreased) the net profit as follows, assuming that all other variables remained constant:

		March 31,	March 31,
		2019	2018
	EURO	US$	US$

Increase (decrease) in net profit	$(12,675)	$103,118	$121,212

Interest rate risk [member]
Disclosure Of Financial Instruments [Line Items]
Summary of Corporation's Exposure to Interest Rate Risk

The Corporation’s exposure to interest rate risk as at March 31, 2019 and 2018 is as follows:

Cash and cash equivalents	Short-term fixed interest rate
Short-term investments	Short-term fixed interest rate
Loans and borrowings	Fixed and variable interest rates